Loss Per Share (Details)	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Loss Per Share
Weighted average number of outstanding shares	28,162,842	26,811,357	22,437,301
Warrants exercisable	1,343,727	1,343,727	0